FOREIGN CURRENCY FORWARD CONTRACTS	12 Months Ended
Dec. 31, 2023
Foreign Currency Forward Contracts
FOREIGN CURRENCY FORWARD CONTRACTS

13. FOREIGN CURRENCY FORWARD CONTRACTS

Our global operations require active participation in foreign exchange markets. From the beginning of 2023, the Company entered into foreign currency forward contracts to reduce the risk arising from foreign exchange rate fluctuations.

We do not utilize hedge accounting and as such value open foreign currency forward contracts at fair value with the change in unrealized gain or loss recorded in “Change in fair value of derivatives and contingent consideration” on the Company’s consolidated statements of operations.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

The Company had 50 foreign currency forward contracts outstanding as of December 31, 2023, with a notional value of $14,100 and €40,200 ($36,400), respectively. All of these contracts will expire by December 31, 2024. These instruments are typically short term in duration.

Foreign currency forward contracts are marked-to-market based on the difference between the forward rate and the exchange rate as of the reporting period; thus, the Company measures the fair value of these contracts under a Level 2 input.

The foreign currency forward contract assets and liabilities totaled $430 and $337, respectively at December 31, 2023. These assets and liabilities are recorded within prepaid expenses and other current assets, and other liabilities, current, respectively on the consolidated balance sheets. The Company recorded a gain on foreign exchange forward contracts of $91 for the year ended December 31, 2023.